AMG GW&K Small Cap Core Fund
Schedule of Portfolio Investments (unaudited)
September 30, 2022
	Shares	Value
Common Stocks - 96.5%
Consumer Discretionary - 12.6%
Boot Barn Holdings, Inc.*	82,568	$4,826,925
Churchill Downs, Inc.	46,372	8,539,404
Chuy's Holdings, Inc.*	141,824	3,287,480
Five Below, Inc.*,1	32,250	4,439,858
Grand Canyon Education, Inc.*	103,089	8,479,070
Helen of Troy, Ltd.*	46,330	4,468,065
Lithia Motors, Inc., Class A	34,160	7,329,028
Oxford Industries, Inc.	87,680	7,871,911
Patrick Industries, Inc.	76,735	3,364,062
Revolve Group, Inc.*,1	76,441	1,658,005
Skyline Champion Corp.*	141,260	7,468,416
Texas Roadhouse, Inc.	142,303	12,417,360
Wolverine World Wide, Inc.	203,928	3,138,452

Total Consumer Discretionary		77,288,036
Consumer Staples - 3.3%
Central Garden & Pet Co., Class A*	222,609	7,604,323
Performance Food Group Co.*	292,289	12,553,813

Total Consumer Staples		20,158,136
Energy - 4.2%
ChampionX Corp.	139,958	2,738,978
Magnolia Oil & Gas Corp., Class A1	431,517	8,548,352
Matador Resources Co.	249,377	12,199,523
Patterson-UTI Energy, Inc.	196,482	2,294,909

Total Energy		25,781,762
Financials - 17.1%
Ameris Bancorp	242,138	10,825,990
AMERISAFE, Inc.	106,723	4,987,166
Cathay General Bancorp	237,022	9,115,866
Cohen & Steers, Inc.[1]	117,055	7,331,155
Glacier Bancorp, Inc.	151,804	7,458,131
Horace Mann Educators Corp.	251,174	8,863,931
Houlihan Lokey, Inc.	116,309	8,767,372
Independent Bank Corp.	88,812	6,619,158
OceanFirst Financial Corp.	360,300	6,715,992
Open Lending Corp., Class A*,1	117,332	943,349
Pacific Premier Bancorp, Inc.	268,100	8,300,376
Seacoast Banking Corp. of Florida	333,460	10,080,496
Stifel Financial Corp.	157,726	8,187,557
Veritex Holdings, Inc.	249,616	6,637,289

Total Financials		104,833,828
	Shares	Value
Health Care - 20.3%
Arcutis Biotherapeutics, Inc.*	177,978	$3,401,160
Artivion, Inc.*,1	269,342	3,727,693
AtriCure, Inc.*	179,231	7,007,932
Azenta, Inc.	103,364	4,430,181
BioCryst Pharmaceuticals, Inc.*	201,766	2,542,252
Castle Biosciences, Inc.*	93,190	2,430,395
ChemoCentryx, Inc.*	142,280	7,350,185
CryoPort, Inc.*	148,604	3,619,993
Globus Medical, Inc., Class A*	171,470	10,214,468
Halozyme Therapeutics, Inc.*,1	286,121	11,313,224
HealthEquity, Inc.*	150,700	10,122,519
ICU Medical, Inc.*,1	34,297	5,165,128
Integra LifeSciences Holdings Corp.*	136,764	5,793,323
Intra-Cellular Therapies, Inc.*	126,421	5,882,369
Medpace Holdings, Inc.*,1	42,784	6,724,361
Phreesia, Inc.*	334,214	8,515,773
Progyny, Inc.*	170,591	6,322,103
Supernus Pharmaceuticals, Inc.*	341,410	11,556,729
Syneos Health, Inc.*	127,125	5,993,944
Veracyte, Inc.*	156,494	2,597,800

Total Health Care		124,711,532
Industrials - 15.4%
Alamo Group, Inc.	68,502	8,375,740
Allegiant Travel Co.*	44,496	3,247,318
Heartland Express, Inc.	177,672	2,542,486
Helios Technologies, Inc.	120,426	6,093,556
ICF International, Inc.	92,202	10,051,862
ITT, Inc.	89,625	5,856,098
Primoris Services Corp.	326,956	5,313,035
RBC Bearings, Inc.*	60,880	12,651,473
Ritchie Bros. Auctioneers, Inc. (Canada)	129,594	8,097,033
The Shyft Group, Inc.	271,399	5,544,682
SPX Technologies, Inc.*	223,437	12,338,191
Terex Corp.	177,479	5,278,225
UFP Industries, Inc.	128,453	9,269,168

Total Industrials		94,658,867
Information Technology - 11.2%
The Descartes Systems Group, Inc. (Canada)*	130,116	8,266,269
Endava PLC, ADR (United Kingdom)*	34,131	2,751,982
Flywire Corp.*	128,100	2,941,176
MACOM Technology Solutions Holdings, Inc.*	210,121	10,882,167
Novanta, Inc.*	55,910	6,465,991

AMG GW&K Small Cap Core Fund
Schedule of Portfolio Investments (continued)
	Shares	Value
Information Technology - 11.2% (continued)
Paycor HCM, Inc.*	234,641	$6,935,988
Paylocity Holding Corp.*	26,272	6,346,790
Rapid7, Inc.*	105,031	4,505,830
Silicon Laboratories, Inc.*	58,624	7,236,547
Thoughtworks Holding, Inc.*	396,878	4,163,250
Viavi Solutions, Inc.*	632,438	8,253,316

Total Information Technology		68,749,306
Materials - 4.7%
Avient Corp.	261,162	7,913,209
Balchem Corp.	65,410	7,952,548
Minerals Technologies, Inc.	140,057	6,920,216
Silgan Holdings, Inc.	141,653	5,955,092

Total Materials		28,741,065
Real Estate - 5.1%
Agree Realty Corp., REIT	115,823	7,827,318
National Health Investors, Inc., REIT	98,117	5,546,554
Ryman Hospitality Properties, Inc., REIT	111,710	8,220,739
STAG Industrial, Inc., REIT	348,059	9,895,318

Total Real Estate		31,489,929
Utilities - 2.6%
IDACORP, Inc.	74,083	7,334,958
	Shares	Value

NorthWestern Corp.	170,238	$8,389,328

Total Utilities		15,724,286

Total Common Stocks (Cost $531,929,473)		592,136,747

	Principal Amount
Short-Term Investments - 2.5%
Joint Repurchase Agreements - 0.0%#,2
National Bank Financial, dated 09/30/22, due 10/03/22, 3.090% total to be received $253,520 (collateralized by various U.S. Treasuries, 0.000% - 3.875%, 10/03/22 - 09/09/49, totaling $258,546)	$253,455	253,455
Repurchase Agreements - 2.5%
Fixed Income Clearing Corp., dated 09/30/2022 due 10/03/2022, 2.900% total to be received $15,014,628 (collateralized by a U.S. Treasury, 1.500%, 11/30/28, totaling $15,311,225)	15,011,000	15,011,000

Total Short-Term Investments (Cost $15,264,455)		15,264,455
Total Investments - 99.0% (Cost $547,193,928)		607,401,202
Other Assets, less Liabilities - 1.0%		6,135,584
Net Assets - 100.0%		$613,536,786

*	Non-income producing security.
#	Less than 0.05%.
[1]	Some of these securities, amounting to $29,513,802 or 4.8% of net assets, were out on loan to various borrowers and are collateralized by cash and various U.S. Treasury Obligations. See below for more information.
[2]	Cash collateral received for securities lending activity was invested in these joint repurchase agreements.

ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
The following table summarizes the inputs used to value the Fund's investments by the fair value hierarchy levels as of September 30, 2022:
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks†	$592,136,747	—	—	$592,136,747
Short-Term Investments
Joint Repurchase Agreements	—	$253,455	—	253,455
Repurchase Agreements	—	15,011,000	—	15,011,000
Total Investments in Securities	$592,136,747	$15,264,455	—	$607,401,202

†	All common stocks held in the Fund are Level 1 securities. For a detailed breakout of common stocks by major industry classification, please refer to the Fund's Schedule of Portfolio Investments.
For the period ended September 30, 2022, there were no transfers in or out of Level 3.

AMG GW&K Small Cap Core Fund
Schedule of Portfolio Investments (continued)
The Fund participates in the securities lending program offered by The Bank of New York Mellon providing for the lending of securities to qualified brokers. The value of securities loaned on positions held, cash collateral and securities collateral received at September 30, 2022, were as follows:
Securities Loaned	Cash Collateral Received	Securities Collateral Received	Total Collateral Received
$29,513,802	$253,455	$30,208,684	$30,462,139
The following table summarizes the securities received as collateral for securities lending at September 30, 2022:
Collateral Type	Coupon Range	Maturity Date Range
U.S. Treasury Obligations	0.000%-7.500%	10/31/22-11/15/51
For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent semi or annual report.